Operations and Reorganization	12 Months Ended
Dec. 31, 2024
Operations and Reorganization
Operations and Reorganization

1.    Operations and Reorganization

51talk Online Education Group (the “Company” or “COE”), through its consolidated subsidiaries (collectively referred to as the “Group”) is primarily engaged in providing online English language education services to students in the international markets.

The Company changed its legal name from China Online Education Group to 51Talk Online Education Group in September 2022.

Deconsolidation of China Mainland Business

The Company has entered into a definitive share purchase agreement, dated June 24, 2022 (the “Share Purchase Agreement”), with Dasheng Holding (HK) Limited (“Dasheng Holding”), an entity controlled by Mr. Jiajia Jack Huang, chairman of the board of directors and Chief Executive Officer of the Company, pursuant to which Mr. Jiajia Jack Huang, through Dasheng Holding, acquired all of the Company’s online English tutoring businesses in China mainland, including all associated liabilities and assets (the “China Mainland Business”). The excess of the consideration over the carry value of the net assets of the China Mainland Business was recorded to the additional paid in capital because Mr. Jiajia Jack Huang is a significant shareholder of the Company. After the divestiture, the Company focuses on providing online English tutoring lessons taught by international tutors to K-12 and post-secondary students in countries and regions outside China mainland.

The Company’s international business outside China mainland and its associated assets and liabilities are not part of the Share Purchase Agreement and will be the Company’s core strategy going forward.

Upon completion of the divestiture of its China Mainland Business on June 30, 2022, the Company has no ownership interest in China Mainland Business. The Company deconsolidated the financial statements of China Mainland Business from its consolidated financial statements (the “China Mainland Business Deconsolidation”) since June 30, 2022.

The disposal of China Mainland Business represents a strategic shift and has a significant impact on the Company’s result of operations. Accordingly, assets, liabilities, results of operations, and cash flows related to China Mainland Business have been reflected in the accompanying consolidated financial statements as discontinued operations for 2022 presented. The consolidated statements of comprehensive loss and consolidated statements of cash flows for the years ended December 31, 2022 have been adjusted to reflect this change (See Note 4).

1Operations and Reorganization (Continued)

As of December 31, 2024, the Company’s major subsidiaries are as follows:

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.999995%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.999%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education PTE.LTD	Singapore	December 17, 2021	100%
51Talk Training SDN.BHD	Malaysia	April 5, 2022	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
Nanjing Helloworld Online Information Technology Co., Ltd	PRC	September 20, 2022	100%
Helloworld Education Online (Thailand) Co., Ltd.	Thailand	November 29, 2022	49%
Darb Al-Najah Training Company	Saudi Arabia	March 13, 2023	100%
HAWO EDUCATION INVESTMENT-FZCO	United Arab Emirates	January 26, 2024	100%
Hawo Online Training L.L.C-FZ	United Arab Emirates	February 27, 2024	100%
*

The Company directly holds the 99.999995% and 99.999% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive noncontrolling interests for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2023 and 2024. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

1	Operations and Reorganization (Continued)

aHistory of the Group and Basis of Presentation for the Reorganization

In November 2012, the Founding Shareholders incorporated the Company under the Laws of the Cayman Islands to be an offshore holding company for the Group.

To further optimize the organizational structure of the Group, in October 2014, 51 Talk English International Limited (the “COE HK Co”) was incorporated with limited liability in Hong Kong. China Online Innovations Inc. (the “Philippines Co II”), which was incorporated by the Company with limited liability in the Philippines to provides teaching service for the Group in accordance with the Group’s instructions. The Company owns 99.999993% of the equity interest of Philippines Co II. In order to comply with local laws, there are seven individual shareholders holding an aggregate of 0.000007% of the equity interest of Philippines Co II. From 2024, the Company’s ownership interest of Philippines Co II increase to 99.999995%. Five individual shareholders hold an aggregate of 0.000005% of the equity interest of Philippines Co II. A series of contractual arrangements was entered into among the Company, Philippines Co II and some of these individual shareholders. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co II held by these individuals and to exercise their rights as shareholders of Philippines Co II. Furthermore, the Group began to enter into employment agreements with office-based tutors and other full-time employees in the Philippines through Philippines Co II.

To further optimize group structure, on January 14, 2016, On Demand English Innovations Inc. (the “Philippines Co III”) was incorporated by the Company with limited liability in the Philippines. The Company owns 99.999% of the equity interest of Philippines Co III. In order to comply with local laws, there are five individual shareholders holding an aggregate of 0.001% of the equity interest of Philippines Co III. A series of contractual arrangements was entered into among the Company, Philippines Co III and individual shareholder. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co III held by the individual and the power to exercise their rights as shareholders of Philippines Co III. Philippines Co III also entered into employment agreement with the free trial tutors and support staff.

In July 2018, Helloworld Online Education Group (“HAWO Company”) was incorporated under the Laws of the Cayman Islands as wholly-owned subsidiary of the Company. In August 2018, Helloworld Online Education Group (HK) Limited (“HAWO HK Co”) was incorporated in Hong Kong as a wholly-owned subsidiary of HAWO Company. Beijing Helloworld Online Technology Co., Ltd. (“HAWO Online”) was set up in September 2018 as a wholly-owned subsidiary of HAWO HK Co in the PRC. In July 2018, Beijing Dasheng Helloworld Technology Co., Ltd. (“Dasheng HAWO”) was incorporated with beneficial interest held by Mr. Jiajia Huang.

In September 2018, a series of contractual agreements discussed in 1.b. below were entered into among HAWO Online, Dasheng HAWO and shareholders of Dasheng HAWO. As a result of the agreements, HAWO Online has the ability to direct substantially all the activities of Dasheng HAWO, and absorb substantially all of the risks and rewards of the Dasheng HAWO. HAWO Online became the primary beneficiary of Dasheng HAWO and consolidates the financial results of Dasheng HAWO.

Historically, the Group sold online tutoring services taught mainly by independently contracted international tutors to K-12 students in the PRC, which have been prohibited by the Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education promulgated on July 24, 2021 and its implementation measures. Upon the consummation of the divestiture of the China Mainland Business at the end of June 2022, the Group ceased providing online tutoring services in China and concentrate on expanding international business. After the divestiture, the Group’s business is no longer directly affected by the Alleviating Burden Opinion and its implementation measures.

In December 2021, Helloworld Online Education PTE.LTD( “Helloworld Singapore”) was incorporated as a wholly-owned subsidiary of the Company to operate the international business in Singapore.

In April 2022, 51Talk Training SDN.BHD was incorporated as a wholly-owned subsidiary of the Company to operate the international business in Malaysia. In September 2022, Nanjing Helloworld Online Information Technology Co., Ltd was incorporated as a wholly-owned subsidiary of the Company to assist the international operations of the Company.

1	Operations and Reorganization (Continued)

In November 2022, Helloworld Education Online (Thailand) Co., Ltd.( “Helloworld Thailand”) was incorporated as a subsidiary of Helloworld Singapore to operate the international business in Thailand. In order to comply with the local laws, Helloworld Singapore and two Thai individual shareholders hold 49%, 26% and 25% of the equity interest in Helloworld Thailand, respectively. The Company, through Helloworld Singapore, hold 90.6% of the voting power of Helloworld Thailand, and consolidated Helloworld Thailand as required by Accounting Standards Codification (“ASC”) 810 Consolidation.

In March 2023, Darb Al-Najah Training Company (“Darb Al-Najah”) was incorporated as a subsidiary of Helloworld Singapore to operate the international business in Saudi Arabia.

In 2024, HAWO EDUCATION INVESTMENT-FZCO (“UAE INVESTMENT”) and Hawo Online Training L.L.C-FZ (“UAE Training”) were incorporated as subsidiaries of Helloworld Singapore to invest and operate the international business in Middle East region.

bRisks in relation to the VIE structure

In November 2022, the Equity Interest Pledge Agreement between HAWO Online, Dasheng HAWO and the sole shareholder of Dasheng HAWO, was terminated with the consensus of both parties. After the termination of agreements, all of the sole shareholder’s equity interests in Dasheng HAWO were not pledged to HAWO Online anymore. With the termination of contractual agreements with VIE, the Company deconsolidated the financial statements of Dasheng HAWO from its consolidated financial statements since November 20, 2022.

Before the June 30, 2022, the Company operated substantially all of its China Mainland Business through the VIEs and VIEs’ subsidiaries including Dasheng Zhixing, Dasheng HAWO, Dasheng Zhiyun and Philippines Co I. Beijing Dasheng Online Technology Co., Ltd., China Online Education(HK) Limited and Beijing Helloworld Online Technology Co.,Ltd.entered into a series of contractual arrangements with Dasheng Zhixing, Dasheng HAWO, Dasheng Zhiyun and Philippines Co I, and the respective equity interest holders. The series of contractual agreements include exclusive business cooperation agreements, exclusive option agreement, equity pledge agreement, powers of attorney and spousal consent letters.

After the disposal of the China Mainland Business on June 30, 2022, the Company deconsolidated VIE of Dasheng Zhixing, Dasheng Zhiyun and Philippines Co I.

In November 2022, the Company removed the Equity Interest Pledge Agreement with the sole shareholder of Dasheng HAWO and lost the ownership of equity interests of Dasheng HAWO. There is no VIE in the Group structure since November 20, 2022.

After the disposal of the China Mainland Business in June 2022 and the rescission of the Equity Interest Pledge Agreement with the sole shareholder of Dasheng HAWO in November 2022, the Company deconsolidated the consolidated balance sheets of the VIEs and VIEs’ subsidiaries, from its consolidated balance sheets as of December 31, 2022.

The following table sets forth the results of operations and changes in cash and cash equivalents of the VIEs and VIEs’ subsidiaries, which were included in the Group’s consolidated statements of comprehensive loss and consolidated statements of cash flows after the elimination of intercompany balances and transactions among the parent company, its subsidiaries and its VIEs:

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Third-party costs and expenses	(287)	—	—
Total costs and expenses	(287)	—	—
Loss from operations	(287)	—	—
Other income, net	3	—	—
Net loss from continuing operations	(284)	—	—
Net loss from discontinued operations	(83,653)	—	—
Net loss	(83,937)	—	—

1Operations and Reorganization (Continued)

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Net cash used in operating activities with external parties	(25,160)	—	—
Net cash used in operating activities with intra-Group entities	(9,308)	—	—
Net cash used in operating activities operations	(34,468)	—	—

Net cash provided by investing activities with external parties	21,515	—	—
Net cash used in investing activities with intra-Group entities	(603)	—	—
Net cash provided by investing activities	20,912	—	—

Net cash used in financing activities with intra-Group entities	(259)	—	—
Net cash used in financing activities	(259)	—	—

cLiquidity

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net losses of US$12,844, US$15,032 and US$7,322 from continuing operations for the years ended December 31, 2022, 2023 and 2024, respectively. Accumulated deficits were US$346,365 and US$353,600 as of December 31, 2023 and 2024, respectively. The net current liabilities were US$9,347 and US$16,809 as of December 31, 2023 and 2024, respectively. The operating cash inflows from continuing operations were US$1,929, US$559 and US$5,832 for the years ended December 31, 2022, 2023 and 2024, respectively. The Company assesses its liquidity by its ability to generate cash from operating activities to fund its operations, attract investors and borrow funds on favorable economic terms.

On July 24, 2021, the Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education (the “Alleviating Burden Opinion “or the “Opinion”) was issued by the General Office of the CPC Central Committee and the General Office of the State Council. The Opinion contains high-level policy directives about requirements and restrictions related to online and offline after-school tutoring services, including, among others, banning international tutors located international from providing tutoring services in the China mainland.

In compliance with the Opinion, on June 30, 2022, the Company discontinued the China Mainland Business by disposing all of the equity interests of China Online Education (HK) limited, a wholly-owned subsidiary of the Group, and all of its subsidiaries and consolidated variable interest entities to Jack Jiajia Huang, chairman of the board of directors and Chief Executive Officer of the Company. The Company’s international business outside the China mainland and its associated assets and liabilities are not part of the Transaction and will be the Company’s strategic focus going forward. Upon the closing of the Transaction on June 30, 2022, the Company shifted from a negative net assets position to a positive net assets position.

From June 30, 2022, the Company’s continuous operation focuses on expanding international business. The Company has deployed the resources to expand its international business that primarily comprises one-on-one English lessons taught by international tutors in countries and regions outside of the China mainland. The Company achieved the fast business development in the international business. The Company’s international business covered several countries and regions outside of the China mainland, such as Hong Kong, Malaysia, Thailand and Saudi Arabia.

At the same time, positive net operating cash flow have been achieved through effective control over selling and marketing expenditures and personnel expenses while maintaining sustainable growth in cash revenue. The management has implemented strict control over the headcount for all the department, especially for general and administration department and research and development department.

1Operations and Reorganization (Continued)

Net revenues for the 2024 were US$50,692, compared with net revenues generated by continuing operations of US$27,111 and US$15,048 for the 2023 and 2022. Gross profit for the 2024 were US$39,528, compared with gross profit generated by continuing operations of US$20,789 and US$11,854 for the 2023 and 2022.

Tuition is generally paid in advance and revenue from prepaid credit packages is recognized when the lesson credits are consumed or forfeited. Under the business model of the Group, the revenue recognition of delivering the services is later than the cash received from students. Therefore, the Group would incur losses at the initial stage from the international business, but the tuition fees, excluded refunds collected in advance are sufficient to support the Group’s operations.

Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The management is of the opinion that the Group has sufficient funds for sustainable operation and there is no substantial doubt about the Group’s ability to continue as going concern within one year after the consolidated financial statements are issued.